Inventories (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Inventories [Line Items]
Finished goods	€ 2,674,957			€ 5,585,959
Inventory in the statements of operations	312,563		$ 0
Provision for obsolescence	139,707			€ 402,908
Top of range [member]
Inventories [Line Items]
Inventory in the statements of operations	€ 49,362
Bottom of range [member]
Inventories [Line Items]
Inventory in the statements of operations		€ 0